Securitizations and Variable Interest Entities - Fair Value of Firm's Retained Interests and Sensitivity of This Fair Value (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Variable Interest Entity [Line Items]
Fair value of retained interests	¥ 300		¥ 165
Material Retained Interest Held [Domain]
Variable Interest Entity [Line Items]
Fair value of retained interests			165
Material retained interests held [Member]
Variable Interest Entity [Line Items]
Fair value of retained interests	288	[1]	157	[1]
Weighted-average life (Years)	6 years		7 years
Constant prepayment rate	10.10%		8.10%
Impact of 10% adverse change	(2.6)		(1.3)
Impact of 20% adverse change	(5.0)		(2.4)
Discount rate	3.60%		3.30%
Impact of 10% adverse change	(4.2)		(3.7)
Impact of 20% adverse change	¥ (8.2)		¥ (7.1)

[1]	The sensitivity analysis covers the material retained interests held of \157 billion out of \165 billion as of March 31, 2012 and \288 billion out of \300 billion as of March 31, 2013. Nomura considers the amount or the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.